Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Weighted Average for Key Assumptions in Determining Fair Value of Options Granted

The weighted average for key assumptions used in determining the fair value of options granted in the period ended December 31 are as follows:

	2012	2011	2010
Expected volatility	70.6% - 70.6%	68.2% - 68.2%	67.1% - 68.1%
Weighted-average expected volatility	70.6%	68.2%	67.1%
Expected dividends	—	—	—
Expected term (in years)	5.2 - 5.2	5.1 - 5.1	4.9 - 5.1
Risk-free rate	0.9% - 0.9%	2.1% - 2.1%	1.3% - 2.6%

Share Based Compensation Activity

A summary of stock option activity under the Company’s equity incentive plans as of December 31, 2012 and changes during the year ended December 31, 2012 is presented below:

Stock Options	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2012 (1)	3,088,519	$22.90
Granted	168,916	24.40
Exercised	(1,687,918)	19.97
Canceled	(393,871)	26.74

Outstanding at December 31, 2012	1,175,646	26.02

Exercisable at December 31, 2012	764,693	28.52

(1)	As a result of the Company’s declaration of the special dividend on November 2, 2012, the number of shares subject to and the exercise price of option awards outstanding as of November 8, 2012, were adjusted. The number of stock options and the weighted average exercise price of stock options provided in the table reflect such adjustments.

A summary of the status of the Company’s Restricted Stock Awards as of December 31, 2012 and changes during the year ended December 31, 2012, is presented below:

Restricted Stock Awards	Shares	Weighted Average Grant-Date Fair Value
Nonvested shares at January 1, 2012	633,647	$25.15
Granted (1)	506,470	33.57
Vested	(214,598)	20.80
Canceled	(350,586)	29.28

Nonvested shares at December 31, 2012	574,933	31.49

(1)	As a result of the Company’s payment of the special dividend on December 21, 2012, the Company awarded approximately 91,000 additional restricted stock units as an adjustment to outstanding restricted stock units. The additional restricted stock units are not included in the calculation of the weighted average grant-date fair value of awards granted in 2012.

Summaries of the status of the Company’s LTIP Restricted Stock Units as of December 31, 2012 and changes during the year ended December 31, 2012, are presented below:

LTIP Restricted Stock Units	Shares	Weighted Average Grant-Date Fair Value
Nonvested shares at January 1, 2012	281,500	$30.48
Granted (1)	11,182	—
Vested	(273,307)	30.48
Canceled	(19,375)	30.48

Nonvested shares at December 31, 2012	—	—

(1)	LTIP restricted stock units granted during 2012 represent additional restricted stock units granted to adjust the number of outstanding awards as a result of the Company’s payment of the special dividend on December 21, 2012. These additional restricted stock units are not included in the calculation of the weighted average grant-date fair value of awards granted in 2012.